Summary of significant accounting policies - Lease adoption (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Initial application
Lease liabilities	€ 3,124	€ 3,610
Right-of-use assets.	3,191	3,984
Depreciation expense	682	765
interest expense	€ 167	€ 190	€ 69
IFRS 16
Initial application
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements			2,584
Discounted using the incremental borrowing rate at January 1, 2019				€ 2,021
Finance lease liability recognized as at December 31, 2018			€ 105
Recognition exemption for leases with less than 12 months of lease term at transition				(84)
Extension options reasonably certain to be exercised				1,532
Lease liabilities				3,574
Right-of-use assets.				€ 3,501